Long-Term Investments (Details) ¥ in Millions, $ in Millions	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fujian Bafang [Member]
Long-term investments [Line Items]
Equity interest rate			40.00%	40.00%
Equity Method Investment, cash consideration			$ 1.7	¥ 12.0
Impairment loss
Shengfeng Supply Chain Management Co., Ltd. [Member]
Long-term investments [Line Items]
Equity interest rate	49.00%	49.00%			49.00%
Equity Method Investment, cash consideration	$ 7.0	¥ 49.0